Summary of Significant Accounting Policies - Schedule of Revenue Sources (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue Sources [Line Items]
Total revenue	$ 40,698,799	$ 71,616,820	$ 23,975,867
AI Multimodal Communication [Member]
Schedule of Revenue Sources [Line Items]
Total revenue	39,962,087	70,682,408	23,600,693
AI multimodal communication Services [Member]
Schedule of Revenue Sources [Line Items]
Total revenue	36,274,575	69,438,410	23,600,693
AI multimodal digital solutions [Member]
Schedule of Revenue Sources [Line Items]
Total revenue	2,209,180
AI digital technical service [Member]
Schedule of Revenue Sources [Line Items]
Total revenue	885,624	1,243,998
AI agent services [Member]
Schedule of Revenue Sources [Line Items]
Total revenue	592,708
Acoustic Intelligence Business [Member]
Schedule of Revenue Sources [Line Items]
Total revenue	631,132	584,788	3,988
Ultrasonic Sound Air Disinfection Equipment [Member]
Schedule of Revenue Sources [Line Items]
Total revenue	606,945	40,109	3,988
Upgraded Sonic Sterilization and Purification Guardian [Member]
Schedule of Revenue Sources [Line Items]
Total revenue	11,784	246,616
Sleep Monitor [Member]
Schedule of Revenue Sources [Line Items]
Total revenue	12,403	298,063
Software licensing [Member]
Schedule of Revenue Sources [Line Items]
Total revenue		325,908
Project for China Unicom and China Mobile [Member]
Schedule of Revenue Sources [Line Items]
Total revenue	100,791
Smart City business [Member]
Schedule of Revenue Sources [Line Items]
Total revenue			37,113
Other [Member]
Schedule of Revenue Sources [Line Items]
Total revenue	$ 4,789	$ 23,716	$ 334,073